Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Basis of Presentation

Note 1. Organization and Basis of Presentation

        Communications Sales & Leasing, Inc. (the "Company", "CS&L", "we", "us" or "our") was incorporated in the state of Delaware in February 2014 and reorganized in the state of Maryland on September 4, 2014. On that date, we issued one share of common stock to our sole stockholder, Windstream Services, LLC ("Windstream Services"), a subsidiary of Windstream Holdings, Inc. ("Windstream Holdings" and, together with its consolidated subsidiaries "Windstream").

        The accompanying Condensed Balance Sheet reflects the Company's financial position as of March 31, 2015 and has been prepared for the purpose of complying with the rules and regulations of the Securities and Exchange Commission (the "SEC"), as permitted by the SEC. Additionally, the interim financial statement has been prepared consistent with Article 10 of Regulation S-X. The elements of the financial statement are stated in accordance with accounting principles generally accepted in the United States ("GAAP"). Certain information and footnote disclosures have been condensed or omitted as permitted by the SEC's rules and regulations. In the opinion of management, all adjustments considered necessary for a fair statement of the results of the interim periods presented have been included. The results of operations for the interim periods are not necessarily indicative of results for the full year.

Consumer CLEC Business
Basis of Presentation

Note 2. Basis of Presentation

        The accompanying unaudited Statement of Assets Contributed and Liabilities Assumed of the Consumer CLEC Business as of March 31, 2015 and December 31, 2014 and the related Statements of Revenues and Direct Expenses for the three months ended March 31, 2015 and 2014 have been prepared for the purpose of complying with the rules and regulations of the Securities and Exchange Commission (the "SEC"), as permitted by the SEC and are not intended to be a complete presentation of the financial position or results of operations of the Consumer CLEC Business. Additionally, the interim financial statements have been prepared consistent with Article 10 of Regulation S-X. The elements of the financial statements are stated in accordance with accounting principles generally accepted in the United States ("GAAP"). Certain information and footnote disclosures have been condensed or omitted as permitted by the SEC's rules and regulations. In the opinion of management, all adjustments considered necessary for a fair statement of the results of the interim periods presented have been included. The results of operations for the interim periods are not necessarily indicative of results for the full year.

        The accompanying Statements of Assets Contributed and Liabilities Assumed include only certain assets and liabilities directly related to the Consumer CLEC Business that were transferred by Windstream to CS&L pursuant to the Separation and Distribution Agreement between CS&L and Windstream dated March 26, 2015. Windstream has retained certain assets and liabilities of the Consumer CLEC Business consisting of the following: cash and cash equivalents, intercompany receivables and payables, certain trade accounts payable, liabilities related to employee benefit plans, income taxes payable and deferred income taxes. Accordingly, the assets and liabilities retained by Windstream have been excluded from the Statements of Assets Contributed and Liabilities Assumed. In addition, the Consumer CLEC Business primarily uses leased network facilities to provide telecommunications services to its customers and does not hold legal title to any property, plant and equipment.

        The accompanying Statements of Revenues and Direct Expenses include all direct costs incurred in connection with the operation of the Consumer CLEC Business for which specific identification was practicable. In addition, direct costs incurred by Windstream to operate the Consumer CLEC Business for which specific identification was not practicable have been allocated based on assumptions that Windstream management believes reasonable under the circumstances as more fully discussed in Note 6. The Statements of Revenues and Direct Expenses exclude costs that are not directly related to the Consumer CLEC Business including general corporate overhead costs, interest expense and income taxes. These costs will be incurred by the Consumer CLEC Business in the future when it operates on a standalone basis.

2. Basis of Presentation:

        The accompanying Statements of Assets Contributed and Liabilities Assumed as of December 31, 2014 and 2013 and the related Statements of Revenues and Direct Expenses for each of the three years in the period ended December 31, 2014 have been prepared for the purpose of complying with the rules and regulations of the Securities and Exchange Commission (the "SEC"), as permitted by the SEC, and are not intended to be a complete presentation of the financial position or results of operations of the consumer CLEC business. The elements of the financial statements are stated in accordance with accounting principles generally accepted in the United States ("GAAP"). The assets to be contributed and liabilities assumed of the consumer CLEC business presented in the accompanying financial statements reflect Windstream's historical carrying value of the assets and liabilities as of the financial statement date consistent with the accounting for spin-off transactions in accordance with GAAP.

        The accompanying Statements of Assets Contributed and Liabilities Assumed include only certain assets and liabilities directly related to the consumer CLEC business that will be transferred pursuant to the Separation and Distribution Agreement, which will be executed between Communication Sales & Leasing, Inc. and Windstream. Windstream will retain certain assets and liabilities of the consumer CLEC business consisting of the following: cash and cash equivalents, intercompany receivables and payables, certain trade accounts payable, liabilities related to employee benefit plans, and income taxes payable. Accordingly, the assets and liabilities to be retained by Windstream have been excluded from the Statements of Assets Acquired and Liabilities Assumed. In addition, the consumer CLEC business primarily uses leased network facilities to provide telecommunications services to its customers and does not hold legal title to any property, plant and equipment.

        The accompanying Statements of Revenues and Direct Expenses include all direct costs incurred in connection with the operation of the consumer CLEC business for which specific identification was practical. In addition, direct costs incurred by Windstream to operate the consumer CLEC business for which specific identification was not practical have been allocated based on assumptions that Windstream management believes reasonable under the circumstances as more fully discussed in Note 6. The Statements of Revenues and Direct Expenses exclude costs that are not directly related to the consumer CLEC business including general corporate overhead costs, interest expense and income taxes. These costs will be incurred by the consumer CLEC business in the future when it operates on a standalone basis.

Distribution Systems
Basis of Presentation

2. Basis of Presentation

        The accompanying balance sheets reflect the Distribution System assets of Windstream that were transferred to CS&L in connection with the Spin-Off. The balance sheets presented herein are combined on the basis of common control. The accompanying balance sheets have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and have been derived from the accounting records of Windstream. The Distribution System assets presented in the accompanying balance sheets reflect Windstream's historical carrying value of the assets as of the balance sheet dates consistent with the accounting for spin-off transactions in accordance with GAAP.

2. Basis of Presentation:

        The accompanying balance sheets reflect the telecommunications distribution system assets of Windstream that will be transferred to CSL in the planned separation and spin-off. The balance sheets presented herein are combined on the basis of common control. The accompanying balance sheets have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and have been derived from the accounting records of Windstream. The telecommunications distribution system assets presented in the accompanying balance sheets reflect Windstream's historical carrying value of the assets as of the balance sheet dates consistent with the accounting for spin-off transactions in accordance with GAAP.